Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

27.Related party transactions

27.1 Relationship and transactions with joint venture entity

In July 2022, the Company entered into a joint venture agreement with the University of Colorado Anschutz Medical Campus and UCHealth and created a separate legal entity, OncoVerity, Inc., which is focused on optimizing and advancing the development of cusatuzumab, a novel anti-CD70 antibody, in acute myeloid leukemia (AML). The Company contributed $2 million and the investment has been designated as investment in joint venture and accounted under IAS 28 Investment in associates and joint ventures.

At December 31, 2022, the Company has commitments towards its joint venture, OncoVerity Inc. to fund the operations of the joint venture amounting to $13 million.

27.2 Relationship and transactions with subsidiaries

See note 31 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of argenx SE.

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

27.3 Relationship and transactions with key personnel

The Company’s key management personnel consists of the members of the management team and the members of the board of directors.

Remuneration of key management personnel

On December 31, 2022, the senior management consisted of 8 members: Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Chief Scientific Officer, General Counsel, Chief Medical Officer, Vice President Corporate Development and Strategy and Global Head of Quality Assurance. They provide their services on a full-time basis.

On December 31, 2022, the board of directors consisted of 9 members: Peter Verhaeghe, Don deBethizy, Pamela M. Klein, Werner Lanthaler, A.A. Rosenberg, James M. Daly, Camilla Sylvest, Ana Cespedes and Tim Van Hauwermeiren.

Only the Chief Executive Officer is a member of both the senior management team and the board of directors. The Chief Executive Officer does not receive any remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the senior management team.

The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2022	2021	2020
Remuneration of key management personnel
Short-term benefits for senior management members as a group
Gross salary	$4,199	$3,465	$3,246
Variable pay	3,077	2,020	1,510
Employer social security	1,015	789	753
Other short term benefits	372	274	156
Termination Benefits	—	382	385
Post-employment benefits for senior management members as a group	104	150	161
Cost of stock options granted in the year for senior management members as a group	18,393	15,060	42,824
Cost of restricted stock units granted in the year for senior management members as a group	9,594	8,025	—
Employer social security cost related to stock options	1,101	4,172	11,206
Total benefits for key management personnel	37,855	34,337	60,241
Numbers of stock options granted in the year
Senior Management as a group	117,600	101,446	334,900
Numbers of restricted stock units granted in the year
Senior Management as a group	26,500	22,888	—

Remuneration of non-executive directors
Board fees and other short-term benefits for non-executive directors	437	435	405
Cost of stock options granted in the year for non-executive directors	3,643	3,263	9,576
Cost of restricted stock units granted in the year for non-executive directors	1,850	1,731	—
Total benefits for non-executive board members	$5,929	$5,429	$9,981
Numbers of stock options granted in the year
Non-executive directors	21,600	22,950	70,000
Numbers of restricted stock units granted in the year
Non-executive directors	4,800	5,100	—

Other

No loans, quasi-loans or other guarantees were given by the Company or any of its subsidiaries to members of the board of directors or the senior management. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the senior management and the board of directors.